Summary of Nanuva’s Exclusive Distributor in Territories (Details) - kg	Mar. 31, 2024	Dec. 31, 2023
Other Powder [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum volume	0	0
Worldwide Except Chile Territory [Member] | Avocado Powder [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum volume	1,000	1,000
Worldwide Except Chile Territory [Member] | Banana Chips [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum volume	1,000	1,000
North America [Member] | Avocado Snacks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum volume	1,000	1,000
Worldwide Territory [Member] | Avocado Chips [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum volume	1,000	1,000